Schedule of intangible assets estimated useful life (Details)	Sep. 30, 2023
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	3 years
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	3 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	10 years
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	5 years